Financial instruments - Disclosure of foreign currency sensitivity analysis (Details) - Currency risk - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
USD/EUR
Disclosure Of Sensitivity Analysis For Types Of Market Risk [Line Items]
Reasonably possible increase in risk variable, impact on pre-tax profit (loss)	€ (16,973)	€ (24,079)
Reasonably possible decrease in risk variable, impact on pre-tax profit (loss)	20,745	29,430
GBP/EUR
Disclosure Of Sensitivity Analysis For Types Of Market Risk [Line Items]
Reasonably possible increase in risk variable, impact on pre-tax profit (loss)	8,525	4,760
Reasonably possible decrease in risk variable, impact on pre-tax profit (loss)	(10,420)	(5,817)
SEK/EUR
Disclosure Of Sensitivity Analysis For Types Of Market Risk [Line Items]
Reasonably possible increase in risk variable, impact on pre-tax profit (loss)	(5,725)	(8,846)
Reasonably possible decrease in risk variable, impact on pre-tax profit (loss)	6,998	10,812
CAD/EUR
Disclosure Of Sensitivity Analysis For Types Of Market Risk [Line Items]
Reasonably possible increase in risk variable, impact on pre-tax profit (loss)	3,178	2,368
Reasonably possible decrease in risk variable, impact on pre-tax profit (loss)	€ (3,884)	€ (2,894)